Derivative Liabilities (Details 1) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Derivative liability		$ 4,194,634	$ 175,853
Warrant instruments [Member]
Derivative liability		30,526	175,853
Markets for Identical Assets (Level 1)
Derivative liability
Markets for Identical Assets (Level 1) | Warrant instruments [Member]
Derivative liability
Other Observable Inputs (Level 2)
Derivative liability
Other Observable Inputs (Level 2) | Warrant instruments [Member]
Derivative liability
Significant Unobservable Inputs (Level 3)
Derivative liability		4,164,108
Significant Unobservable Inputs (Level 3) | Warrant instruments [Member]
Derivative liability		30,526	$ 175,853
Embedded redemption feature of promissory notes [Member]
Derivative liability		4,164,108
Embedded redemption feature of promissory notes [Member] | Markets for Identical Assets (Level 1)
Derivative liability
Embedded redemption feature of promissory notes [Member] | Other Observable Inputs (Level 2)
Derivative liability
Embedded redemption feature of promissory notes [Member] | Significant Unobservable Inputs (Level 3)
Derivative liability		$ 4,164,108